FINANCIAL RISK MANAGEMENT (Details 8) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	S/ 9,850,775	S/ 13,461,009
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	9,850,775	13,461,009
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(3,203,097)	(4,493,107)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(3,348,855)	(6,740,310)
Net amount	3,298,823	2,227,592
Receivables from derivatives [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	766,317	701,826
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	766,317	701,826
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(44,159)	(86,292)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(28,906)	(80,140)
Net amount	693,252	535,394
Available-for-sale and held-to-maturity investments pledged as collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets		5,278,763
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions		0
Net of financial assets presented in the consolidated statements of financial position		5,278,763
Related amounts not offset in the consolidated statement of financial position Financial Instruments		(4,387,330)
Related amounts not offset in the consolidated statement of financial position Cash collateral received		0
Net amount		891,433
Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	4,082,942	7,480,420
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	4,082,942	7,480,420
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(35,008)	(19,485)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(3,319,949)	(6,660,170)
Net amount	727,985	S/ 800,765
Investments at fair value through other comprehensive income and amortized cost pledged as collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	5,001,516
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0
Net of financial assets presented in the consolidated statements of financial position	5,001,516
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(3,123,930)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	0
Net amount	S/ 1,877,586